Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	981,258	843,312
Granted (in shares)	1,613,051	708,446
Settled (in shares)	(331,775)	(381,950)
Forfeited (in shares)	(58,036)	(188,550)
Outstanding - ending balance (in shares)	2,204,498	981,258
Performance Based Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	939,802	1,270,155
Granted (in shares)	2,302,300	464,100
Settled (in shares)	(15,656)	(568,653)
Forfeited (in shares)	(175,800)	(225,800)
Outstanding - ending balance (in shares)	3,050,646	939,802